Operating segment information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Segment Profit by Operating Segment
€’000	For the year ended December 31, 2016
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue	84	9,929		10,013
Cost of Sales	(53)	(1,489)		(1,542)
Gross Profit	31	8,440	—	8,471
Research & Development expenses	(12,704)	(14,971)		(27,675)
General & Administrative expenses	—	—	(9,744)	(9,744)
Other Income and expenses	1,540	1,800		3,340
Operating Profit (Loss)	(11,133)	(4,731)	(9,744)	(25,609)
Net Financial Charges	—	—	1,997	1,997
Profit (Loss) before taxes	(11,133)	(4,731)	(7,747)	(23,612)
Income Taxes	—	—	6	6
Profit (Loss) for the year 2016	(11,133)	(4,731)	(7,742)	(23,606)

In August 2016, the Group has received a non-refundable upfront payment as a result of the ONO agreement. This upfront payment has been fully recognised upon receipt as there are no performance obligations nor subsequent deliverables associated to the payment. The non-refundable upfront payment was rather received as a consideration for the sale of licence to ONO. In 2016, the total revenue generated through sales of C-Cathez was € 0.1 million.

€’000	For the year ended December 31, 2017
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenues	35	3,505		3,540
Cost of Sales		(515)		(515)
Gross Profit	35	2,990	—	3,025
Research & Development expenses	(2,881)	(20,027)	—	(22,908)
General & Administrative expenses	—	—	(9,310)	(9,310)
Other Income and expenses	1,070	151	1,370	2,590
Non-recurring operating (expenses)/income	(1,932)	—	(24,341)	(26,273)
Operating Profit (Loss)	(3,708)	(16,886)	(32,281)	(52,876)
Net Financial Charges	—	—	(3,518)	(3,518)
Profit (Loss) before taxes	(3,708)	(16,886)	(35,799)	(56,396)
Income Taxes	—	—	1	1
Profit (Loss) for the year 2017	(3,708)	(16,886)	(35,798)	(56,395)

In 2017, there were some important one-time non-recurrent items impacting significantly the consolidated income statement. The Board decided to isolate these non-recurrent items in the presentation of the consolidated income statement.

€’000	For the year ended December 31, 2018
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenues	2,399	716	—	3,115
Cost of Sales	—	—	—	—
Gross Profit	2,399	716	—	3,115
Research & Development expenses	(375)	(23,202)	—	(23,577)
General & Administrative expenses	—	—	(10,387)	(10,387)
Other Income and expenses	(686)	(6,765)	130	(7,321)
Recurring operating profit (Loss) - REBIT	1,338	(29,251)	(10,257)	(38,170)
Non-recurring operating (expenses)/income	—	—	—	—
Operating Profit (Loss)	1,338	(29,251)	(10,257)	(38,170)
Net Financial Result	—	—	743	743
Profit (Loss) before taxes	1,338	(29,251)	(9,515)	(37,427)
Income Taxes	—	—	—	—
Profit (Loss) for the year 2018	1,338	(29,251)	(9,515)	(37,427)